Note 3 - Property and Equipment, Net	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
3.

Property and Equipment, Net

Property and equipment, net, consist of the following (in thousands):

	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Furniture and fixtures	$29	$29	$29
Office equipment	2	2	2
Computer equipment	24	18	18
Laboratory equipment	2	2	2
Total property and equipment	57	51	51
Less accumulated depreciation	(44)	(41)	(43)
Property and equipment, net	$13	$10	$8

Depreciation expense for the
three
months ended
March 31, 2019
and
2018
was
$2,300
and
$2,000,
respectively, and for the years ended
December 31, 2018
and
2017,
$8,000
and
$10,000,
respectively